Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022	$ 13,496	$ 3,690	$ 7,841	$ (1,204)	$ 23,823
IfrsStatementLineItems [Line Items]
Net loss			(3,485)		(3,485)
Foreign currency translation adjustments				492	492
Comprehensive loss			(3,485)	492	(2,993)
Stock options exercised	21	(8)			13
Share-based compensation costs		192			192
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 16)
Balance at Dec. 31, 2023	13,517	3,874	4,356	(712)	21,035
IfrsStatementLineItems [Line Items]
Net loss			(15,309)		(15,309)
Foreign currency translation adjustments				(771)	(771)
Comprehensive loss			(16,466)	(771)	(17,237)
Share-based compensation costs		464			464
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 16)			(1,157)		(1,157)
Acquisition of Aeterna Zentaris (note 5)	8,485	9			8,494
Exercise of warrants (note 17)	405				405
Exercise of DSUs (note 18)	79	(79)
Balance at Dec. 31, 2024	22,486	4,268	(12,110)	(1,483)	13,161
IfrsStatementLineItems [Line Items]
Net loss			(10,358)		(10,358)
Foreign currency translation adjustments				(961)	(961)
Comprehensive loss			(8,398)	(961)	(9,359)
Share-based compensation costs		(14)			(14)
Actuarial gain on defined benefit plans and remeasurement of the net defined benefit liability (note 16)			1,960		1,960
Exercise of warrants (note 17)	54				54
Exercise of DSUs (note 18)	84	(84)
Balance at Dec. 31, 2025	$ 22,624	$ 4,170	$ (20,508)	$ (2,444)	$ 3,842